UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, February 14, 2011

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   29
                                                ---------------

Form 13F Information Table Value Total:             $121,927
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                  TITLE OF              VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER                   CLASS     CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------                   -----     -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC NEW COM                    COM     00817Y108  10,637     348,646  S/H         OTHER          1        -      348,646   -
AVANIR PHARM CL A                  CL A NEW  05348P401     224      55,000  S/H         OTHER          1        -       55,000   -
BIOMARIN PHARMACEUTICA COM           COM     09061G101   6,283     233,305  S/H         OTHER          1        -      233,305   -
BIOTIME INC                          COM     09066L105     208      25,000  S/H         OTHER          1        -       25,000   -
CIGNA CORP COM                       COM     125509109   5,499     150,000  S/H         OTHER          1        -      150,000   -
CLEVELAND BIOLABS INC                COM     185860103     903     125,000  S/H         OTHER          1        -      125,000   -
COVENTRY HEALTH CARE INC             COM     222862104   5,287     200,283  S/H         OTHER          1        -      200,283   -
COVIDIEN PLC                         SHS     G2554F105   2,882      63,118  S/H         OTHER          1        -       63,118   -
CYTORI THERAPEUTICS INC              COM     23283K105     260      50,000  S/H         OTHER          1        -       50,000   -
DYAX CORP                            COM     26746E103     866     401,000  S/H         OTHER          1        -      401,000   -
GILEAD SCIENCES INC                  COM     375558103   9,421     259,973  S/H         OTHER          1        -      259,973   -
HEALTH MGMT ASSOC INC CL A           CL A    421933102   3,589     376,156  S/H         OTHER          1        -      376,156   -
HEALTHSOUTH CORP                     COM     421924309   2,662     128,559  S/H         OTHER          1        -      128,559   -
HI-TECH PHARMACALINC                 COM     42840B101   4,842     194,059  S/H         OTHER          1        -      194,059   -
MAKO SURGICAL CORP                   COM     560879108   4,092     268,865  S/H         OTHER          1        -      268,865   -
MANNKIND                             COM     56400P201      81      10,000  S/H         OTHER          1        -       10,000   -
MELA SCIENCES                        COM     55277R100     115      34,413  S/H         OTHER          1        -       34,413   -
NEUROGESX                            COM     641252101     538      84,631  S/H         OTHER          1        -       84,631   -
OBAGI MEDICAL PRODUCTS INC           COM     67423R108   5,039     436,263  S/H         OTHER          1        -      436,263   -
ORCHID CELLMARK INC                  COM     68573C107   7,769   3,923,498  S/H         OTHER          1        -    3,923,498   -
PURE BIOSCIENCES                     COM     746218106      11       5,000  S/H         OTHER          1        -        5,000   -
QUEST DIAGNOSTICS                    COM     74834L100   2,678      49,628  S/H         OTHER          1        -       49,628   -
REHABCARE GROUP INC                  COM     759148109  11,603     489,562  S/H         OTHER          1        -      489,562   -
RTI BIOLOGICS, INC.                  COM     74975N105   3,491   1,307,500  S/H         OTHER          1        -    1,307,500   -
SEQUENOM INC                         COM     817337405     940     117,000  S/H         OTHER          1        -      117,000   -
SERVICE CORPORATION INTERNATIONAL    COM     817565104   5,915     716,939  S/H         OTHER          1        -      716,939   -
TEVA PHARM ADR                       ADR     881624209   5,442     104,400  S/H         OTHER          1        -      104,400   -
WELLPOINT                            COM     94973V107  16,192     284,774  S/H         OTHER          1        -      284,774   -
ZIMMER HLDGS                         COM     98956P102   4,458      83,049  S/H         OTHER          1        -       83,049   -